Components of Property and Equipment (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 30,301,999	$ 26,742,282	$ 12,737,424
Accumulated depreciation	(10,300,618)	(6,146,559)	(4,907,083)
Total property and equipment, net	20,001,381	20,595,723	7,830,341
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,768,879	1,585,126	500,244
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	910,165	1,186,260	761,016
Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6,561,274	6,365,630	3,144,984
Exploration and Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	18,349,924	16,058,742	7,334,068
Construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,711,757	$ 1,546,524	$ 997,112